5. Segment Reporting	12 Months Ended
Jun. 30, 2018
Segment Reporting
Segment Reporting
Segment Report – 2018	Malaysia	Australia	Total
	2018 $	2018 $	2018 $
Revenue
Interest received	—	1,524	1,524
Total segment revenue	—	1,524	1,524
Depreciation and amortisation	(1,898)	—	(1,898)
Finance costs	—	(2,450)	(2,450)
Impairment of investment in associate	—	—	—
Other expenses	(31,490)	(167,665)	(199,155)
Segment result before tax	(33,388)	(168,591)	(201,979)
Income tax expense	(135)	—	(135)
Net (loss) for the year	(33,523)	(168,591)	(202,114)

Non-current Segment assets	—	—	—
Total Segment assets	9,844	189,835	199,679
Segment liabilities	(340)	(204,265)	(204,605)

Segment Report – 2017	Malaysia	Australia	Total
	2017 $	2017 $	2017 $
Revenue
Interest received	2,744	5,028	7,772
Other income	—	5	5
Total segment revenue	2,744	5,033	7,777
Employee benefits expense	(70,590)	(34,679)	(105,269)
Executive Directors benefits expense	(15,991)	(293,600)	(309,591)
Non-Executive Directors benefits expenses	—	(52,360)	(52,360)
Depreciation and amortisation	(487)	—	(487)
Impairment of investment in associate	(3,608,038)	—	(3,608,038)
Other expenses	(169,139)	(272,071)	(441,210)
Share of net loss of associate accounted for using the equity method	(38,174)	—	(38,174)
Segment result before tax	(3,899,675)	(647,677)	(4,547,352)
Income tax expense	(3,252)	—	(3,252)
Net (loss) for the year	(3,902,927)	(647,677)	(4,550,604)

Non-current Segment assets	1,748	—	1,748
Total Segment assets	40,499	358,974	399,473
Segment liabilities	(3,864)	(201,093)	(204,957)

Accounting Policies: Segment reporting

The Group Chief Executive Officer is the Chief operating decision maker. The reportable segments presented are in line with the segmental information reported during the financial year to the Group Chief Executive Officer.

Segment revenues and expenses are those directly attributable to the segments and include any joint revenue and expenses where a reasonable basis of allocation exists. Segment assets include all assets used by a segment and consist principally of cash, receivables, inventories, intangibles and property, plant and equipment, net of allowances and accumulated depreciation and amortisation. Segment liabilities consist principally of payables, employee benefits, accrued expenses and borrowings. Segment assets and liabilities do not include deferred income taxes. Segments exclude discontinued operations.

Intersegment Transfers: There are no intersegment transfers.

Business and Geographical Segments: The Group had one key business segment, being biodiesel, which is located in Malaysia.